Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
Accounting Policies [Abstract]
Loans eligible for repurchase from GNMA	$ 7,116,173	$ 2,011,265	$ 13,909,000
Amortization Expenses	346,074	164,145
Estimated useful lives, internal use software	3 years	3 years
Impairment Loss Recognized	0	0
Advertising And Marketing Expenses	1,059,475	413,692
Trust for Investors and Escrow balances for mortgagors	98,423,192	23,668,462
Computer Software
Accounting Policies [Abstract]
Amortization Expenses	$ 226,157	$ 164,145
Customer Relationships
Accounting Policies [Abstract]
Finite Lived Purchased Intangible Assets	8 years
Active Agent List
Accounting Policies [Abstract]
Finite Lived Purchased Intangible Assets	5 years
Minimum
Accounting Policies [Abstract]
Estimated useful lives, Furniture, fixture and equipment	3 years
Minimum | Note rates between 4.00% and 4.99%
Accounting Policies [Abstract]
Interest rate on mortgage loans underlying MSRs	4.00%
Minimum | Note rates above 5.00%
Accounting Policies [Abstract]
Interest rate on mortgage loans underlying MSRs	5.00%
Maximum
Accounting Policies [Abstract]
Estimated useful lives, Furniture, fixture and equipment	10 years
Maximum | Note rates below 4.00%
Accounting Policies [Abstract]
Interest rate on mortgage loans underlying MSRs	4.00%
Maximum | Note rates between 4.00% and 4.99%
Accounting Policies [Abstract]
Interest rate on mortgage loans underlying MSRs	4.99%
Open tax year, Period 1
Accounting Policies [Abstract]
Open tax year	2011
Open tax year, Period 2
Accounting Policies [Abstract]
Open tax year	2010
Open tax year, Period 3
Accounting Policies [Abstract]
Open tax year	2009